Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$22,828,196.76	0.1254710	$11,553,285.14	0.0635005	$11,274,911.62
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$93,118,196.76	0.0641208	$81,843,285.14	0.0563570	$11,274,911.62

Weighted Avg. Coupon (WAC)	5.27%		5.31%
Weighted Avg. Remaining Maturity (WARM)	18.36		17.53
Pool Receivables Balance	$123,941,536.23		$112,550,938.58
Remaining Number of Receivables	22,291		21,223

Adjusted Pool Balance	$123,030,223.14		$111,755,311.52

III. COLLECTIONS

Principal:
Principal Collections	$11,230,985.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$316,783.25
Total Principal Collections	$11,547,768.72

Interest:
Interest Collections	$541,273.43
Late Fees & Other Charges	$47,109.96
Interest on Repurchase Principal	$-
Total Interest Collections	$588,383.39

Collection Account Interest	$3,533.61
Reserve Account Interest	$2,535.74
Servicer Advances	$-

Total Collections	$12,142,221.46

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$12,142,221.46
Reserve Account Release					$-
Total Available for Distribution					$12,142,221.46
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$103,284.61	$-	$103,284.61	$103,284.61
Collection Account Interest					$3,533.61
Late Fees & Other Charges					$47,109.96
Total due to Servicer					$153,928.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$15,409.03		$15,409.03

Total Class A interest:		$15,409.03		$15,409.03	$15,409.03

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$11,871,575.67

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$11,274,911.62

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,274,911.62
Class A Notes Total:		$11,274,911.62		$11,274,911.62
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$11,274,911.62		$11,274,911.62

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					596,664.05

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$911,313.09
Beginning Period Amount	$911,313.09
Current Period Amortization	$115,686.03
Ending Period Required Amount	$795,627.06
Ending Period Amount	$795,627.06
Next Distribution Date Required Amount	$689,871.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		24.31%	26.77%	26.77%

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.75%	20,745	96.54%	$108,651,172.77
30 - 60 Days	1.93%	409	2.92%	$3,287,751.56
61 - 90 Days	0.27%	58	0.45%	$508,673.29
91-120 Days	0.05%	10	0.08%	$91,804.03
121 + Days	0.00%	1	0.01%	$11,536.93
Total		21,223		$112,550,938.58

Delinquent Receivables 30+ Days Past Due
Current Period	2.25%	478	3.46%	$3,899,765.81
1st Preceding Collection Period	2.30%	512	3.46%	$4,293,281.48
2nd Preceding Collection Period	2.81%	654	4.31%	$5,811,562.41
3rd Preceding Collection Period	2.82%	689	4.29%	$6,271,891.15
Four-Month Average	2.55%		3.88%

Repossession in Current Period		26		$221,685.41
Repossession Inventory		43		$81,203.84

Current Charge-Offs
Gross Principal of Charge-Offs				$159,612.18
Recoveries				$(316,783.25)
Net Loss				$(157,171.07)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.52%

Average Pool Balance for Current Period				$118,246,237.41

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.60%
1st Preceding Collection Period				-0.38%
2nd Preceding Collection Period				0.02%
3rd Preceding Collection Period				0.73%
Four-Month Average				-0.31%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		18	2,550	$37,208,532.93
Recoveries		38	2,372	$(24,483,043.46)
Net Loss				$12,725,489.47
Cumulative Net Loss as a % of Initial Pool Balance				0.84%

Net Loss for Receivables that have experienced a Net Loss *		1	2,093	$12,889,480.86
Average Net Loss for Receivables that have experienced a Net Loss				$6,158.38

Principal Balance of Extensions				$588,696.37
Number of Extensions				65

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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